Note 9 - Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9.	Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consists of the following components:

	December 31, 2022	December 31, 2021
	(in thousands)
Accrued compensation	$26,585	$22,740
Current operating lease liabilities	5,392	—
Indirect taxes	3,638	3,945
Cloud service fees	2,285	1,314
Professional service fees	1,464	1,033
Accrued partner expenses	1,445	903
Income taxes payable	1,055	1,197
Other	5,920	3,930
	$47,784	$35,062